Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Jun. 23, 2005	$ 0	$ 0	$ 0	$ 0	$ 0
June 2005 stock issued for cash at $0.000105 per share	3,750	35,526	(31,776)	0
June 2005 stock issued for cash at $0.000105 per share (in shares)		35,526,336
June 2005 stock issued for cash at $0.000105 per share	3,750	35,526	(31,776)	0	0
June 2005 stock issued for cash at $0.000105 per share (in shares)		35,526,336
Net income (loss)	0	0	0	0	0
Balance at Jun. 30, 2005	7,500	71,052	(63,552)	0	0
Balance (in shares) at Jun. 30, 2005		71,052,672
March 2006 stock issued for cash at $0.001056 per share	50,000	47,368	2,632	0	0
March 2006 stock issued for cash at $0.001056 per share (in shares)		47,368,454
Net income (loss)	(14,068)	0	0	(14,068)	0
Balance at Jun. 30, 2006	43,432	118,420	(60,920)	(14,068)	0
Balance (in shares) at Jun. 30, 2006		118,421,126
Net income (loss)	(16,081)	0	0	(16,081)	0
Balance at Jun. 30, 2007	27,351	118,420	(60,920)	(30,149)	0
Balance (in shares) at Jun. 30, 2007		118,421,126
February 2008 stock issued for cash at $0.019 per share	50,000	2,632	47,368	0	0
February 2008 stock issued for cash at $0.019 per share (in shares)		2,631,595
Net income (loss)	(95,656)	0	0	(95,656)	0
Balance at Jun. 30, 2008	(18,305)	121,052	(13,552)	(125,805)	0
Balance (in shares) at Jun. 30, 2008		121,052,721
Net income (loss)	(67,905)	0	0	(67,905)	0
Balance at Jun. 30, 2009	(86,210)	121,052	(13,552)	(193,710)	0
Balance (in shares) at Jun. 30, 2009		121,052,721
October 2009, cancellation of former officer's shares	0	(71,052)	71,052	0	0
October 2009, cancellation of former officer's shares (in shares)		(71,052,626)
October 2009, stock issued to the chief executive officer for services at $0.0032 per share	4,800	1,500	3,300	0	0
October 2009, stock issued to the chief executive officer for services at $0.0032 per share (in shares)		1,500,000
Stock issued during period for private placement in November, value, issues one	1,024,622	6,400	1,018,222	0	0
Stock issued during period for private placement in November, shares, issues one (in shares)		6,400,000
Stock issued during period for private placement in November, value, issues two	301,567	2,120	299,447	0	0
Stock issued during period for private placement in November, shares, issues two (in shares)		2,120,000
November 2009, common stock sold in private placement offering at $0.25 per share, less offering cost totaling $31,243	236,764	1,820	234,944	0	0
November 2009, common stock sold in private placement offering at $0.25 per share, less offering cost totaling $31,243 (in shares)		1,820,000
Stock issued during period for private placement in December, value, issues one	262,122	1,900	260,222	0	0
Stock issued during period for private placement in December, shares, issues one (in shares)		1,900,000
Stock issued during period for private placement in December, value, issues two	169,121	1,760	167,361	0	0
Stock issued during period for private placement in december, shares, issues two (in shares)		1,760,000
December 2009, stock issued to a consultant for services at $0.61 per share	457,500	750	456,750	0	0
December 2009, stock issued to a consultant for services at $0.61 per share (in shares)		750,000
February 2010, stock issued to a consultant for services at $0.93 per share	348,750	375	348,375	0	0
February 2010, stock issued to a consultant for services at $0.93 per share (in shares)		375,000
Stock issued for acquisition of mineral rights	3,640,000	4,000	3,636,000	0	0
Stock issued for acquisition of mineral rights (in shares)		4,000,000
June 2010 common stock sold in private placement offering at $0.25 per share, less offering cost totaling $250,204	288,943	4,000	284,943	0	0
June 2010 common stock sold in private placement offering at $0.25 per share, less offering cost totaling $250,204 (in shares)		4,000,000
Stock options issued to consultant for services	114,783	0	114,783	0	0
Stock issued by CEO to employees and director for services	129,500	0	129,500	0	0
Amortization of stock-based compensation	84,614	0	84,614	0	0
Net income (loss)	(16,048,682)	0	0	(16,048,682)	0
Balance at Jun. 30, 2010	(9,071,806)	74,625	7,095,961	(16,242,392)	0
Balance (in shares) at Jun. 30, 2010		74,625,095
Stock issued during period for private placement in November, value, issues one	23,425	2,000	21,425	0	0
Stock issued during period for private placement in November, shares, issues one (in shares)		2,000,000
Stock issued during period for private placement in November, value, issues two	25,214	2,000	23,214	0	0
Stock issued during period for private placement in November, shares, issues two (in shares)		2,000,000
Stock issued during period for private placement in December, value, issues one	221,209	3,334	217,875	0	0
Stock issued during period for private placement in December, shares, issues one (in shares)		3,333,338
Stock issued during period for private placement in December, value, issues two	368,629	5,383	363,246	0	0
Stock issued during period for private placement in december, shares, issues two (in shares)		5,383,325
Stock issued for acquisition of mineral rights	3,900,000	10,000	3,890,000	0	0
Stock issued for acquisition of mineral rights (in shares)		10,000,000
July 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $47,245	232,884	2,000	230,884	0	0
July 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $47,245 (in shares)		2,000,000
August 2010, stock issued for services at $0.30 per share	26,129	87	26,042	0	0
August 2010, stock issued for services at $0.30 per share (in shares)		87,096
September 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $4,757	18,177	160	18,017	0	0
September 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $4,757 (in shares)		160,000
December 2010, stock issued for services at $0.231 per share	358,339	1,551	356,788	0	0
December 2010, stock issued for services at $0.231 per share (in shares)		1,551,253
December 2010, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $8,125	65,325	767	64,558	0	0
December 2010, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $8,125 (in shares)		766,667
January 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $41,033	93,255	1,783	91,472	0	0
January 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $41,033 (in shares)		1,783,333
February 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $16,470	20,722	400	20,322	0	0
February 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $16,470 (in shares)		400,000
February 2011 common stock issued for cash on sale of D Units upon exercise of Double Options, at $0.05 per share.	190,000	3,800	186,200	0	0
February 2011 common stock issued for cash on sale of D Units upon exercise of Double Options, at $0.05 per share (in shares)		3,800,000
February 2011, exercise of $0.05 per share D Warrants for cash	100,000	2,000	98,000	0	0
February 2011, exercise of $0.05 per share D Warrants for cash (in shares)		2,000,000
February 2011, fair value of D warrants reclassed from derivative liability to equity	2,328,951	0	2,328,951	0	0
February 2011, common stock issued for legal services at $0.385 per share	234,199	608	233,591	0	0
February 2011, common stock issued for legal services at $0.385 per share (in shares)		608,310
February 2011, common stock issued for Lacus settlement at $0.385 per share	192,500	500	192,000	0	0
February 2011, common stock issued for Lacus settlement at $0.385 per share (in shares)		500,000
February 2011, common stock issued for Compensation Modification Agreement at $0.385 per share	385,000	1,000	384,000	0	0
February 2011, common stock issued for Compensation Modification Agreement at $0.385 per share (in shares)		1,000,000
February 2011, common stock issued for Settlement Agreement at $0.385 per share	385,000	1,000	384,000	0	0
February 2011, common stock issued for Settlement Agreement at $0.385 per share (in shares)		1,000,000
February 2011, common stock issued for MIZ Employment Service Agreement vested stock-based compensation	0	500	(500)	0	0
February 2011, common stock issued for MIZ Employment Service Agreement vested stock-based compensation (in shares)		500,000
February 2011, common stock issued to MIZ at $0.385 per share for salary under Employment Service Agreement	192,500	500	192,000	0	0
February 2011, common stock issued to MIZ at $0.385 per share for salary under Employment Service Agreement (in shares)		500,000
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share	90,000	237	89,763	0	0
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share (in shares)		236,842
March 2011, exercise of $0.15 per share E Warrants for cash	1,121,050	7,474	1,113,576	0	0
March 2011, exercise of $0.15 per share E Warrants for cash (in shares)		7,473,336
March 2011, fair value of E warrants reclassed from derivative liability to equity	1,951,885	0	1,951,885	0	0
March 2011, common stock issued for settlement with Puna Lithium at $0.32 per share	1,920,000	6,000	1,914,000	0	0
March 2011, common stock issued for settlement with Puna Lithium at $0.32 per share (in shares)		6,000,000
April 2011, exercise of $0.15 per share E warrants for cash	22,500	150	22,350	0	0
April 2011, exercise of $0.15 per share E warrants for cash (in shares)		150,000
April 2011, fair value of E warrants reclassified from derivative liability to equity upon exercise	70,545	0	70,545	0	0
May 2011, cashless exercise of $0.05 per share D warrants	515	515	0	0	0
May 2011, cashless exercise of $0.05 per share D warrants (in shares)		515,254
May 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	253,165	0	253,165	0	0
Beneficial conversion on convertible debt issued in May 2011	368,000	0	368,000	0	0
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271	3,578,643	23,920	3,554,723	0	0
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271 (in shares)		23,920,071
May 2011, common stock issued for acquisition of mineral rights at $0.25 per share	31,875,000	127,500	31,747,500	0	0
May 2011, common stock issued for acquisition of mineral rights at $0.25 per share (in shares)		127,500,000
May 2011, Consolidation of Maricunga, non-controlling interest.	25,496,000	0	0	0	25,496,000
June 2011, common stock issued for services at $0.22 per share	26,400	120	26,280	0	0
June 2011, common stock issued for services at $0.22 per share (in shares)		120,000
Amortization of stock-based compensation	777,963	0	777,963	0	0
Net income (loss)	(19,219,382)	0	0	(19,219,382)	0
Balance at Jun. 30, 2011	48,621,936	279,914	58,307,796	(35,461,774)	25,496,000
Balance (in shares) at Jun. 30, 2011		279,913,920
August and September 2011, exercise of $0.05 per share D Warrants for cash	200,000	4,000	196,000	0	0
August and September 2011, exercise of $0.05 per share D Warrants for cash (in shares)		4,000,000
August and September 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	561,965	0	561,965	0	0
September 2011, common stock sold to POSCO at $0.21 per share, less offering costs totaling $685,944	3,534,091	38,095	3,495,996	0	0
September 2011, common stock sold to POSCO at $0.21 per share, less offering costs totaling $735,944 (in shares)		38,095,300
Beneficial conversion on convertible debt Waiver Agreement	330,019		330,019
Amortization of stock-based compensation	204,745	0	204,745	0	0
Net income (loss)	3,839,980	0	0	3,839,980	0
Balance at Sep. 30, 2011	$ 57,292,736	$ 322,009	$ 63,096,521	$ (31,621,794)	$ 25,496,000
Balance (in shares) at Sep. 30, 2011		322,009,220